Related party disclosures	9 Months Ended
Sep. 30, 2025
Related party disclosures [Abstract]
Related party disclosures
14.	Related party disclosures

Other than share options granted to key management of 494,001 in the period ended September 30, 2025, there have been no transactions (2024: none) with related parties that had a material effect on the financial position or performance of the Group.